Condensed Consolidated Statements Of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
REVENUES:
Supply And Logistics Revenues	$ 403,504	$ 888,313
Refinery Services Revenues	46,124	54,193
Marine Transportation Revenues	57,371	56,293
Pipeline Transportation Services Revenues	19,858	20,920
Total revenues	526,857	1,019,719
COSTS AND EXPENSES:
Supply and logistics product costs	370,918	849,262
Supply and logistics operating costs	25,239	27,318
Marine Transportation Operating Costs	31,594	35,774
Refinery services operating costs	27,027	33,195
Pipeline transportation operating costs	6,914	7,478
General and administrative	13,221	12,010
Depreciation and amortization	27,125	19,280
Total costs and expenses	502,038	984,317
OPERATING INCOME	24,819	35,402
Equity in earnings of equity investees	15,519	7,818
Interest Income (Expense), Net	(19,215)	(12,804)
Income from continuing operations before income taxes	21,123	30,416
Income tax benefit (expense)	(908)	(641)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	20,215	29,775
NET INCOME	$ 20,215	$ 29,775
NET INCOME PER COMMON UNIT:
Basic and Diluted	$ 0.21	$ 0.34
WEIGHTED AVERAGE OUTSTANDING COMMON UNITS:
Basic and Diluted	95,029	88,691